UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21789

Giordano Investment Trust

(Exact name of registrant as specified in charter)

2530 Riva Road, Suite 312, Annapolis, Maryland 31401

(Address of principal executive offices)  (Zip code)

A. Vason Hamrick

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802

(Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: September 30

Date of reporting period: July 1, 2007 - June 30, 2008

Security	Symbol	CUSIP Number	Meeting date	Issue voted on	Proposed by	Fund voted (Y/N)?	Vote	Vote for/against mgmt?
AT&T	T	00206R-10-2	25-Apr-08	Director nominees	Issuer	Yes	For all	For
				Ratify appointment of independent auditor	Issuer	Yes	For	For
				Report on political contributions	Shareholder	Yes	Against	For
				Pension credit policy	Shareholder	Yes	For	Against
				Lead independent director bylaw	Shareholder	Yes	For	Against
				SERP policy	Shareholder	Yes	For	Against
				Advisory vote on compensation	Shareholder	Yes	For	Against

Alcoa	AA	013817-10-1	8-May-08	Director nominees	Issuer	Yes	For all	For
				Ratification of independent auditor	Issuer	Yes	For	For
				Report on impact of company policy on global climate	Shareholder	Yes	Against	For

Bank of	BAC	060505-10-4	23-Apr-08	Director nominees	Issuer	Yes	For all	For
America				Ratification of independent auditor	Issuer	Yes	For	For
				Stock options	Shareholder	Yes	For	Against
				Advisory vote on executive compensation	Shareholder	Yes	For	Against
				Determination of CEO compensation	Shareholder	Yes	For	Against
				Cumulative voting	Shareholder	Yes	Against	For
				Independent board chairman	Shareholder	Yes	For	Against
				Special shareholder meetings	Shareholder	Yes	For	Against
				Report on Equator Principles	Shareholder	Yes	Against	For
				Establish a Board Committee on Human Rights	Shareholder	Yes	Against	For

Brookline	BRKL	11373M-10-7	17-Apr-08	Director nominees	Issuer	Yes	For all	For
Bancorp				Ratify KPMG as independent accounting firm	Issuer	Yes	For	For

Chevron	CVX	166764-10-0	28-May-08	Director nominees	Issuer	Yes	For all	For
				Ratification of independent accounting firm	Issuer	Yes	For	For
				Amend Cert of Incorp to increase shs of common stock	Issuer	Yes	For	For
				Adopt policy to separate CEO, Chairman positions	Shareholder	Yes	For	Against
				Adopt policy & report on human rights	Shareholder	Yes	Against	For
				Report on environmental impact/Canadian Oil Sands	Shareholder	Yes	Against	For
				Adopt goals & report on greenhouse gas emissions	Shareholder	Yes	Against	For

Security	Symbol	CUSIP Number	Meeting date	Issue voted on	Proposed by	Fund voted (Y/N)?	Vote	Vote for/against mgmt?
				Review & report on guidelines for country selection	Shareholder	Yes	Against	For
				Report on host country laws	Shareholder	Yes	Against	For

General	GE	369604-10-3	23-Apr-08	Director nominees	Issuer	Yes	For all	For
Electric				Ratify KPMG as independent accounting firm	Issuer	Yes	For	For
				Cumulative voting	Shareholder	Yes	Against	For
				Separate roles of CEO, Chairman	Shareholder	Yes	For	Against
				Recoup unearned management bonuses	Shareholder	Yes	For	Against
				Curb over-extended directors	Shareholder	Yes	For	Against
				Report on charitable contributions	Shareholder	Yes	Against	For
				Report on global warming	Shareholder	Yes	Against	For
				Advisory vote on executive compensation	Shareholder	Yes	For	Against

Honeywell	HON	438516-10-6	28-Apr-08	Director nominees	Issuer	Yes	For all	For
Intl				Approval of independent accountants	Issuer	Yes	For	For
				Amend Cert of Inc to allow special shareholder meetings	Issuer	Yes	For	For
				Pay-for-superior performance principle	Shareholder	Yes	For	Against

Johnson &	JNJ	478160-10-4	24-Apr-08	Director nominees	Issuer	Yes	For all	For
Johnson				Ratification of PriceWaterhouseCoopers as accounting firm	Issuer	Yes	For	For
				Advisory vote on executive compensation	Shareholder	Yes	For	Against

Merck	MRK	589331-0-7	22-Apr-08	Director nominees	Issuer	Yes	For all	For
				Ratification of independent accounting firm	Issuer	Yes	For	For
				Management compensation	Shareholder	Yes	Against	For
				Advisory vote on executive compensation	Shareholder	Yes	For	Against
				Special Shareholder meeting	Shareholder	Yes	For	Against
				Independent Lead Director	Shareholder	Yes	For	Against

Microchip	MCHP	595017-10-4	17-Aug-07	Director nominees	Issuer	Yes	For all	For
Technology				Approval to amend IRS code section 162(m) performance	Issuer	Yes	For	For
measures under 2004 equity incentive plan
				Ratify Ernst & Young as independent accounting firm	Issuer	Yes	For	For

Security	Security	CUSIP Number	Meeting date	Issue voted on	Proposed by	Fund voted (Y/N)?	Vote	Vote for/against mgmt?
Paychex Inc	PAYX	704326-10-7	3-Oct-07	Director nominees	Issuer	Yes	For all	For
				Ratify Ernst & Young as independent accounting firm	Issuer	Yes	For	For

RR	RRD	257867-10-1	28-May-08	Director nominees	Issuer	Yes	For all	For
Donnelley &				Ratification of the company's auditors	Issuer	Yes	For	For
Sons				Approval of amended 2004 performance incentive plan	Issuer	Yes	For	For
				Report on sustainable forestry	Shareholder	Yes	Against	For
				Special stockholder meetings	Shareholder	Yes	For	Against

Raytheon	RTN	755111-50-7	29-May-08	Director nominees	Issuer	Yes	For all	For
				Ratification of independent auditors	Issuer	Yes	For	For
				Supplemental executive retirement plans	Shareholder	Yes	For	Against
				Advisory vote on executive compensation	Shareholder	Yes	For	Against

Sonoco	SON	835495-10-2	16-Apr-08	Director nominees	Issuer	Yes	For all	For
Products				Approve 2008 long-term incentive plan	Issuer	Yes	Against	Against
				Ratify Price Waterhouse Coopers as indep accounting firm	Issuer	Yes	For	For

Timken	TKR	887389-10-4	1-May-08	Director nominees	Issuer	Yes	For all	For
				Approval of long-term incentive plan	Issuer	Yes	For	For
				Proposal to implement specific equal employment policies	Shareholder	Yes	Against	For
				Proposal that all officers stand for election annually	Shareholder	Yes	Against	For

Travelers	TRV	89417E-10-9	6-May-08	Director nominees	Issuer	Yes	For all	For
Companies				Proposal to ratify KPMG as independent accounting firm	Issuer	Yes	For	For

Waste	WMI	94106L-10-9	9-May-08	Director nominees	Issuer	Yes	For all	For
Management				Proposal to ratify Ernst & Young as accounting firm	Issuer	Yes	For	For
				Proposal to disclose political contributions	Shareholder	Yes	Against	For

Wells Fargo	WFC	949746-10-1	29-Apr-08	Director nominees	Issuer	Yes	For all	For
and Company				Ratify KPMG a independent auditors	Issuer	Yes	For	For
				Proposal to approve performance-based compensation policy	Issuer	Yes	For	For
				Approve amended/restated long-term compensation plan	Issuer	Yes	Against	Against

By-laws amendment requiring independent chairman	Shareholder	Yes	For	Against
Executive compensation advisory vote	Shareholder	Yes	For	Against
Pay-for-superior-performance compensation plan	Shareholder	Yes	Against	For
Human rights issues in investment policies	Shareholder	Yes	Against	For
Neutral sexual orientation employment policy	Shareholder	Yes	Against	For
Report on racial disparities in mortgage lending	Shareholder	Yes	Against	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Giordano Investment Trust

By: (Signature and Title)	/s/ Joseph A. Giordano

Joseph A. Giordano, Trustee, President, Treasurer, Principal Executive Officer and Principal Financial Officer

Date: August 22, 2008